Summary of Significant Accounting Policies - Schedule of Property and Equipment (Details)	Dec. 31, 2025
Building [Member] | Minimum [Member]
Schedule of Property and Equipment [Line Items]
Useful lives of property and equipment	5 years
Building [Member] | Maximum [Member]
Schedule of Property and Equipment [Line Items]
Useful lives of property and equipment	25 years
Machinery [Member] | Minimum [Member]
Schedule of Property and Equipment [Line Items]
Useful lives of property and equipment	2 years
Machinery [Member] | Maximum [Member]
Schedule of Property and Equipment [Line Items]
Useful lives of property and equipment	6 years
Office Equipment [Member] | Minimum [Member]
Schedule of Property and Equipment [Line Items]
Useful lives of property and equipment	2 years
Office Equipment [Member] | Maximum [Member]
Schedule of Property and Equipment [Line Items]
Useful lives of property and equipment	5 years
Vehicles [Member] | Minimum [Member]
Schedule of Property and Equipment [Line Items]
Useful lives of property and equipment	5 years
Vehicles [Member] | Maximum [Member]
Schedule of Property and Equipment [Line Items]
Useful lives of property and equipment	6 years
Leasehold Improvements [Member]
Schedule of Property and Equipment [Line Items]
Useful lives of property and equipment	10 years